Finance cost	12 Months Ended
Mar. 31, 2023
Finance cost

16. Finance cost

	March 31,
	2021	2022	2023
Bank charges	10,436	5,546	78,091
Foreign exchange loss (net)	11,584	-	-
Interest on borrowings recognised at amortised cost	18,909	6,946	129,888
Interest on lease liabilities	72,033	43,871	35,992
Unwinding of other financial liabilities	4,290	44,090	51,878
Others	-	-	30,550
Total	117,252	100,453	326,399

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)